Feb. 28, 2020

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco Total Return Bond ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco Balanced Multi-Asset Allocation ETF Invesco Conservative Multi-Asset Allocation ETF Invesco Growth Multi-Asset Allocation ETF	Invesco Moderately Conservative Multi-Asset Allocation ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund – Underlying ETFs Risk”:

Additionally, those Underlying ETFs rebalance their portfolios in accordance with their respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Underlying ETF’s rebalance schedule.

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco Active U.S. Real Estate ETF Invesco S&P 500® Downside Hedged ETF Invesco Ultra Short Duration ETF	Invesco Variable Rate Investment Grade ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.